Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Work in progress	$ 693	$ 391
Finished goods	388	871
Total inventory	$ 1,081	$ 1,262